Taxes (Details Narrative) $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Deferred income tax liabilities, not recognize	$ 185		$ 3,056
Deferred liability, group recognized	$ 1,743
Deferred income tax assets and liabilities, net		$ 1,377
Bottom of range [Member]
Statement [Line Items]
Reduction of the corporate tax rate			15.00%
Tax rate applicable to the companies	25.00%	25.00%
Maximum [Member]
Statement [Line Items]
Tax rate applicable to the companies	30.00%	30.00%
Joint Ventures [Member]
Statement [Line Items]
Deferred income tax liabilities, not recognize			$ 300
Argentine Operations Center [Member]
Statement [Line Items]
Deferred income tax assets, not recognize	$ 100